Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2018 JPY (¥) Investment	Sep. 30, 2018 JPY (¥) Investment	Mar. 31, 2018 JPY (¥) Investment
Schedule of Investments [Line Items]
Aggregate carrying amount of other securities accounted for under the cost method			¥ 27,334
Aggregate carrying amount of other securities not evaluated for impairment			27,260
Investment in securities, measured at fair value	¥ 23,960	¥ 23,960	¥ 37,631
Number of investment securities in an unrealized loss position | Investment	490	490	320
Equity securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on equity securities	¥ 2,553	¥ 2,698
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	(59)	(29)
CMBS and RMBS in the Americas, and Foreign Municipal Bond
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized gains	9	9	¥ 42
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	136	136	0
Non-credit components of other-than-temporary impairments, unrealized gain net of taxes	7	7	33
Non-credit components of other-than-temporary impairments, unrealized losses net of taxes	107	107
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value			22,365
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value			719
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value			8,882
Other securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value			¥ 5,665
Equity securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value	5,751	5,751
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value	614	614
Available-for-sale Debt Securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment in securities, measured at fair value	¥ 17,595	¥ 17,595